Summary of Significant Accounting Policies (Details)			3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
		Sep. 25, 2020 USD ($)	Dec. 31, 2021 USD ($) Segments shares	Dec. 31, 2020 USD ($)	Oct. 14, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Day shares	Dec. 31, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of reportable segments			1			1
Allowance for doubtful accounts				$ 200,000	$ 200,000		$ 200,000
Receivables, write-off			$ 0
Impairment of long-lived assets			1,196,000		3,598,000		15,292,000
Period over which customer consideration asset is recognized as a reduction to transaction fees on a straight-line basis						28 months
Net revenue	[1]		11,481,000		27,956,000		28,495,000
Other income (expense), net			832,000		487,000		(218,000)
Advertising expense			2,600,000		16,200,000		4,900,000
Acquisition-related expenses			1,603,000		24,793,000		13,372,000
Realized loss on sale of investment					100,000
Unrealized gain on investment							628,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			$ 0	0		$ 0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			216,347,957
VPC IMPACT ACQUISITION HOLDINGS [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other income (expense), net				(3,854,328)	(9,304,998)
Cash equivalents				0	0		0
Offering costs charged to equity		$ 11,906,606
Payments for underwriting expense					768,391
Unrecognized tax benefits				0	0		0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued				0	0		0
FDIC Insured Amount					250,000
IPO [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payment of stock issuance cost					$ 11,138,216
Warrant [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			7,141,035
Warrant [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares					16,516,041
Cryptoassets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other income (expense), net			$ 0		$ 1.0		0
Cryptoassets | Alternative Payment Platform, Consumer
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenue			$ 0			$ 0
Cryptoassets | Alternative Payment Platform, Trading Partners
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenue							$ 0
Accounts Receivable | Customer Concentration Risk | Three Customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Customer concentration risk, percentage						49.00%
Accounts Receivable | Customer Concentration Risk | Four Customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Customer concentration risk, percentage							58.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Three Customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Customer concentration risk, percentage					55.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Four Customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Customer concentration risk, percentage			59.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Two Customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Customer concentration risk, percentage							65.00%
Class B Voting Units | Member Units | Strategic Partner
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrants issued, number of units called by warrants (in shares) | shares			15,000,000			15,000,000
Class C Voting Units | Member Units | Bridge2 Solutions
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Acquisition-related expenses							$ 9,600,000
Money Market Funds
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash equivalents, invested in money market funds			$ 343,100,000	$ 38,800,000		$ 343,100,000	$ 38,800,000

[1]	(1)As a result of the Business Combination (Note 4), ICE and its affiliates are no longer our affiliates. Refer to Note 8 for our related party disclosures.